UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23355

CPG FOCUSED ACCESS FUND, LLC

(Exact name of registrant as specified in charter)

500 Fifth Avenue, 31st Floor

New York, NY 10110

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

500 Fifth Avenue, 31st Floor

New York, NY 10110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

CPG Focused Access Fund, LLC

Financial Statements
(Unaudited)

For the Period Ended October 31, 2021

CPG Focused Access Fund, LLC

Table of Contents
For the Period Ended October 31, 2021 (Unaudited)

Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4-5
Statement of Cash Flows	6
Financial Highlights	7-10
Notes to Financial Statements	11-18
Other Information	19-21

CPG Focused Access Fund, LLC

Schedule of Investments (Unaudited)
October 31, 2021

Investment Funds — 100.31%^	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date[1]	Liquidity Frequency
Coatue Qualified Partners, L.P.[2,3,4]	11/1/2018	$113,820,000	$158,031,593	16.82%	12/31/2021	Quarterly
Hedge Premier/Millennium International Ltd.[2,3,5,6]	1/1/2019	42,249,890	50,256,197	5.34	3/31/2022	Quarterly
Hedge Premier/Millennium USA LP2,3,4,6	11/1/2018	39,019,078	45,546,970	4.85	3/31/2022	Quarterly
Renaissance Institutional Equities Fund LLC[2,3,4]	11/1/2018	73,752,150	72,058,346	7.67	12/31/2021	Monthly
SEG Partners II, LP2,3,4	3/1/2020	119,650,000	137,003,816	14.59	12/31/2021	Quarterly
SoMa Partners LP2,3,4,6	11/1/2018	48,675,537	54,751,598	5.83	12/31/2021	Quarterly
Starboard Value and Opportunity Fund LP2,3,4	11/1/2018	106,177,075	123,217,929	13.12	3/31/2022	Quarterly
Third Point Partners Qualified L.P.[2,3,4,7]	11/1/2018	114,053,225	164,486,053	17.51	12/31/2021	Quarterly
WMQS Global Equity Active Extension Onshore Fund LP2,3,4	11/1/2018	105,852,151	136,858,633	14.57	11/30/2021	Monthly
Total Investment Funds		$763,249,106	$942,211,134

Total Investments — 100.31%			$942,211,134
Liabilities in excess of other assets — (0.31%)			(2,892,837)
Net Assets — 100%			$939,318,297

^	Percentages are based on net assets as of October 31, 2021.

[1]

Available frequency of redemptions without a redemption fee after initial lock-up period, if any. Different tranches may have different liquidity terms. Redemption notice periods range from 45 to 90 days. Lock-up periods range from 3 to 12 months. Central Park Advisers, LLC cannot estimate when restrictions will lapse for any fund level gates, suspensions, or side pockets.

[2]	Restricted security. Total fair value of restricted securities amounts to $942,211,134, which represents approximately 100.31% of net assets as of October 31, 2021.

[3]	Non-income producing security.

[4]	Investment fund is domiciled in the United States.

[5]	Investment fund is domiciled in the Cayman Islands.

[6]	Subject to a 25% quarterly investor level gate.

[7]	Subject to a 20% quarterly fund level gate.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Statement of Assets and Liabilities (Unaudited)
October 31, 2021

Assets
Investments at fair value (cost $763,249,106)	$942,211,134
Cash	48,632
Investments paid in advance	19,950,000
Prepaid Directors’ and Officer fees	28,651
Prepaid expenses and other assets	65,128
Due from broker	4
Total Assets	962,303,549

Liabilities
Subscriptions received in advance	20,802,974
Payable for shares repurchased	198,046
Payable to Adviser	964,918
Distribution and Servicing fees payable	777,918
Professional fees payable	113,678
Accounting and administration fees payable	48,783
Transfer agent fees payable	34,531
Accounts payable and other accrued expenses	23,370
Line of credit fees payable	21,034
Total Liabilities	22,985,252
Net Assets	$939,318,297

Composition of Net Assets:
Paid-in capital	$784,706,177
Total distributable earnings	154,612,120
Net Assets	$939,318,297

Net Assets Attributable to:
Class A Units	$522,659,199
Class F1 Units	123,454,694
Class F2 Units	34,271,102
Class I Units	258,933,302
$939,318,297

Units of Limited Liability Company Interests Outstanding (Unlimited Number of Units Authorized):
Class A Units	26,461,588
Class F1 Units	8,839,483
Class F2 Units	2,402,862
Class I Units	9,661,570
47,365,503

Net Asset Value per Unit:
Class A Units*	$19.75
Class F1 Units*	$13.97
Class F2 Units	$14.26
Class I Units	$26.80

*	Class A and Class F1 investors may be charged a sales load up to a maximum of 3.0% on the amount they invest.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Statement of Operations (Unaudited)
For the Period Ended October 31, 2021

Investment Income
Interest income	$14
Total Investment Income	14

Fund Expenses
Management fees	2,281,031
Distribution and Servicing fees (Class A)	1,683,087
Distribution and Servicing fees (Class F1)	419,242
Accounting and administration fees	255,441
Transfer agent fees	189,451
Professional fees	146,641
Other fees	102,655
Directors’ and Officer fees	67,381
Line of credit fees	49,150
Custody fees	30,654
Total Fund Expenses	5,224,733

Net Investment Loss	(5,224,719)

Net Change in Unrealized Appreciation on Investments
Net change in unrealized appreciation on Investment Funds	54,979,714
Net Change in Unrealized Appreciation on Investments	54,979,714

Net Increase in Net Assets Resulting from Operations	$49,754,995

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Statements of Changes in Net Assets

	Period Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Changes in Net Assets Resulting from Operations
Net investment loss	$(5,224,719)	$(6,339,478)
Net realized gain (loss) on Investment Funds	0	1,323,618
Net change in unrealized appreciation on Investment Funds	54,979,714	123,984,847
Net Change in Net Assets Resulting from Operations	49,754,995	118,968,987

Distributions to Investors
Class A Units	0	(3,572,839)
Class F1 Units	0	(1,774,561)
Class F2 Units	0	(511,083)
Class I Units	0	(1,598,402)
Net Change in Net Assets from Distributions to Investors	0	(7,456,885)

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital subscriptions	152,455,787	180,307,827
Reinvested distributions	0	2,673,849
Capital redemptions	(1,279,829)	(2,558,763)
Net Change in Class A Net Assets	151,175,958	180,422,913

Class F1 Units
Capital subscriptions	1,270,000	8,215,900
Reinvested distributions	0	1,498,356
Capital redemptions	(606,031)	(4,561,825)
Net Change in Class F1 Net Assets	663,969	5,152,431

Class F2 Units
Capital subscriptions	731,000	860,000
Reinvested distributions	0	464,122
Capital redemptions	0	(3,229,939)
Net Changes in Class F2 Net Assets	731,000	(1,905,817)

Class I Units
Capital subscriptions	70,506,269	114,506,180
Reinvested distributions	0	1,248,286
Capital withdrawals	(65,161)	(748,892)
Net Change in Class I Net Assets	70,441,108	115,005,574
Net Change in Net Assets Resulting from Capital Transactions	223,012,035	298,675,101

Total Net Increase in Net Assets	272,767,030	410,187,203

Net Assets
Beginning of period	666,551,267	256,364,064
End of period	$939,318,297	$666,551,267

CPG Focused Access Fund, LLC

Statements of Changes in Net Assets (Continued)

	Period Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Unit Activity
Class A Units
Capital contributions	8,029,128	10,705,066
Reinvested distributions	0	160,692
Capital withdrawals	(66,873)	(150,894)
Net Change in Class A Units Outstanding	7,962,255	10,714,864

Class F1 Units
Capital contributions	93,694	672,477
Reinvested distributions	0	127,408
Capital withdrawals	(45,005)	(406,445)
Net Change in Class F1 Units Outstanding	48,689	393,440

Class F2 Units
Capital contributions	53,812	72,525
Reinvested distributions	0	38,894
Capital withdrawals	0	(269,820)
Net Change in Class F2 Units Outstanding	53,812	(158,401)

Class I Units
Capital contributions	2,749,349	5,017,772
Reinvested distributions	0	55,670
Capital withdrawals	(2,542)	(30,600)
Net Change in Class I Units Outstanding	2,746,807	5,042,842

Total Change in Units Outstanding	10,811,563	15,992,745

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Statement of Cash Flows (Unaudited)
For the Period Ended October 31, 2021

Cash Flows from Operating Activities
Net increase in net assets from operations	$49,754,995
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized appreciation on Investment Funds	(54,979,714)
Purchases of Investments Funds	(219,908,774)
Increase/(Decrease) in Assets:
Investments paid in advance	20,050,000
Prepaid Directors’ and Officer fees	21,383
Prepaid expenses and other assets	(62,179)
Increase/(Decrease) in Liabilities:
Payable to Adviser	659,080
Distribution and Servicing fee payable	494,267
Professional fees payable	(108,705)
Accounting and administration fees payable	(84,175)
Line of credit fees payable	21,034
Transfer agent fees payable	4,051
Accounts payable and other accrued expenses	11,239
Net Cash Used in Operating Activities	(204,127,498)

Cash Flows from Financing Activities
Proceeds from capital subscriptions	205,898,402
Distributions paid to investors	0
Payments for shares repurchased	(2,609,272)
Borrowings from line of credit	5,000,000
Payments for line of credit	(5,000,000)
Net Cash Provided by Financing Activities	203,289,130

Net change in Cash	(838,368)
Cash at beginning of period*	887,004
Cash at end of period*	$48,636

*

The following table provides a reconciliation of cash and due from broker reported in the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows:

	Period Ended October 31, 2021	Year Ended April 30, 2021
Cash	$48,632	$886,980
Due from broker	4	24
Total cash and due from broker shown in the Statement of Cash Flows	$48,636	$887,004

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Financial Highlights - Class A Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	For the Period Ended October 30, 2021 (Unaudited)		Year Ending April 30, 2021		Period from July 1, 2019* to April 30, 2020
Per Unit Operating Performance:
Net Asset Value, beginning of period	$18.64		$14.23		$15.00
Activity from investment operations:(1)
Net investment loss	(0.06)		(0.13)		(0.11)
Net realized and unrealized gain/(loss) on investments	1.17		4.85		(0.32)
Total from investment operations	1.11		4.72		(0.43)

Distributions to investors
From net realized gains	0		(0.31)		(0.34)
Total distributions to investors	0		(0.31)		(0.34)

Net Asset Value, end of period	$19.75		$18.64		$14.23

Net Assets, end of period (in thousands)	$522,659		$344,908		$110,749

Ratios/Supplemental Data:
Net investment loss(2)	(1.50	)%(3)	(1.70)%		(1.83	)%(3)
Net loss excluding line of credit related expenses(2)	(1.49	)%(3)	(1.70)%		(1.83	)%(3)

Gross Expenses(2)(4)	1.50	%(3)	1.70%		1.93	%(3)
Expense Waiver	0.00	%(3)	0.00%		(0.10	)%(3)
Net Expenses(5)	1.50	%(3)	1.70	%(6)	1.83	%(3)(6)
Total Expenses excluding line of credit related expenses(2)	1.49	%(3)	1.70	%(6)	1.83	%(3)(6)

Portfolio Turnover Rate	0.00	%(7)	0.00%		0.00	%(7)
Total Return(8)	5.94	%(7)	33.46%		(3.01	)%(7)

Line of Credit:
Aggregate principal amount, end of period (000s)	$0		N/A		N/A
Average borrowings outstanding during the period (000s)	$5,000		N/A		N/A
Asset coverage, end of period per $1,000(9)	$0		N/A		N/A

*	Commencement of offering of Class A units.
(1)	Selected data is for a single unit outstanding throughout the period.
(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.
(3)	Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.
(4)	Represents the ratio of expenses to average net assets absent fee waivers.
(5)	Included are other expenses of 0.19% for the period ended October 31, 2021, 0.40% for the year ended April 30, 2021 and 0.55% for the period ended April 30, 2020, respectively.
(6)

After repayment of expenses previously waived and/or fees previously waived by the Adviser, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 1.57% for the year ended April 30, 2021 and 1.74% for the period ended April 30, 2020.

(7)	Not annualized.
(8)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(9)

Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Financial Highlights - Class F1 Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	For the Period Ended October 30, 2021 (Unaudited)		Year Ending April 30, 2021		Year Ending April 30, 2020		Period from November 1, 2018* to April 30, 2019
Per Unit Operating Performance:
Net Asset Value, beginning of period	$13.18		$10.05		$10.63		$10.00
Activity from investment operations:(1)
Net investment loss	(0.10)		(0.18)		(0.16)		(0.06)
Net realized and unrealized gain/(loss) on investments	0.89		3.53		(0.18)		0.69
Total from investment operations	0.79		3.35		(0.34)		0.63

Distributions to investors
From net realized gains	0		(0.22)		(0.24)		0
Total distributions to investors	0		(0.22)		(0.24)		0

Net Asset Value, end of period	$13.97		$13.18		$10.05		$10.63

Net Assets, end of period (in thousands)	$123,455		$115,863		$84,412		$60,966

Ratios/Supplemental Data:
Net investment loss(2)	(1.45	)%(3)	(1.65)%		(1.80)%		(1.80	)%(3)
Net loss excluding line of credit related expenses(2)	(1.44	)%(3)	(1.65)%		(1.80)%		(1.80	)%(3)

Gross Expenses(2)(4)	1.45	%(3)	1.65%		1.97%		3.60	%(3)
Expense Waiver	0.00	%(3)	0.00%		(0.17)%		(1.80	)%(3)
Net Expenses(5)	1.45	%(3)	1.65	%(6)	1.80	%(6)	1.80	%(3)
Total Expenses excluding line of credit related expenses(2)	1.44	%(3)	1.65	%(6)	1.80	%(6)	1.80	%(3)

Portfolio Turnover Rate	0.00	%(7)	0.00%		0.00%		0.00	%(7)
Total Return(8)	5.97	%(7)	33.53%		(3.29)%		6.30	%(7)

Line of Credit:
Aggregate principal amount, end of period (000s)	$0		N/A		N/A		N/A
Average borrowings outstanding during the period (000s)	$5,000		N/A		N/A		N/A
Asset coverage, end of period per $1,000(9)	$0		N/A		N/A		N/A

*	Commencement of operations.
(1)	Selected data is for a single unit outstanding throughout the period.
(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.
(3)	Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.
(4)	Represents the ratio of expenses to average net assets absent fee waivers.
(5)	Included are other expenses of 0.19% for the period ended October 31, 2021, 0.40% and 0.55% for the years ended April 30, 2021, and 2020, and 0.55% for the period ended April 30, 2019, respectively.
(6)

After repayment of expenses previously waived and/or fees previously waived by the Adviser, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 1.52% for the year ended April 30, 2021 and 1.71% for the year ended April 30, 2020.

(7)	Not annualized.
(8)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(9)

Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Financial Highlights - Class F2 Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	For the Period Ended October 30, 2021 (Unaudited)		Year Ending April 30, 2021		Year Ending April 30, 2020		Period from November 1, 2018* to April 30, 2019
Per Unit Operating Performance:
Net Asset Value, beginning of period	$13.41		$10.16		$10.67		$10.00
Activity from investment operations:(1)
Net investment loss	(0.05)		(0.13)		(0.10)		(0.03)
Net realized and unrealized gain/(loss) on investments	0.90		3.60		(0.17)		0.70
Total from investment operations	0.85		3.47		(0.27)		0.67

Distributions to investors
From net realized gains	0		(0.22)		(0.24)		0
Total distributions to investors	0		(0.22)		(0.24)		0

Net Asset Value, end of period	$14.26		$13.41		$10.16		$10.67

Net Assets, end of period (in thousands)	$34,271		$31,507		$25,472		$15,951

Ratios/Supplemental Data:
Net investment loss(2)	(0.75	)%(3)	(0.95)%		(1.10)%		(1.10	)%(3)
Net loss excluding line of credit related expenses(2)	(0.74	)%(3)	(0.95)%		(1.10)%		(1.10	)%(3)

Gross Expenses(2)(4)	0.75	%(3)	0.95%		1.27%		2.90	%(3)
Expense Waiver	0.00	%(3)	0.00%		(0.17)%		(1.80	)%(3)
Net Expenses(5)	0.75	%(3)	0.95	%(6)	1.10	%(6)	1.10	%(3)
Total Expenses excluding line of credit related expenses(2)	0.74	%(3)	0.95	%(6)	1.10	%(6)	1.10	%(3)

Portfolio Turnover Rate	0.00	%(7)	0.00%		0.00%		0.00	%(7)
Total Return(8)	6.34	%(7)	34.46%		(2.61)%		6.67	%(7)

Line of Credit:
Aggregate principal amount, end of period (000s)	$0		N/A		N/A		N/A
Average borrowings outstanding during the period (000s)	$5,000		N/A		N/A		N/A
Asset coverage, end of period per $1,000(9)	$0		N/A		N/A		N/A

*	Commencement of operations.
(1)	Selected data is for a single unit outstanding throughout the period.
(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.
(3)	Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.
(4)	Represents the ratio of expenses to average net assets absent fee waivers.
(5)	Included are other expenses of 0.19% for the period ended October 31, 2021, 0.40% and 0.55% for the years ended April 30, 2021, and 2020, and 0.55% for the period ended April 30, 2019, respectively.
(6)

After repayment of expenses previously waived and/or fees previously waived by the Adviser, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 0.82% for the year ended April 30, 2021 and 1.01% for the year ended April 30, 2020.

(7)	Not annualized.
(8)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(9)

Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Financial Highlights - Class I Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	For the Period Ended October 30, 2021 (Unaudited)		Year Ending April 30, 2021		Period from July 1, 2019* to April 30, 2020
Per Unit Operating Performance:
Net Asset Value, beginning of period	$25.20		$19.09		$20.00
Activity from investment operations:(1)
Net investment loss	(0.05)		(0.06)		(0.09)
Net realized and unrealized gain/(loss) on investments	1.65		6.58		(0.37)
Total from investment operations	1.60		6.52		(0.46)

Distributions to investors
From net realized gains	0		(0.41)		(0.45)
Total distributions to investors	0		(0.41)		(0.45)

Net Asset Value, end of period	$26.80		$25.20		$19.09

Net Assets, end of period (in thousands)	$258,933		$174,274		$35,731

Ratios/Supplemental Data:
Net investment loss(2)	(0.75	)%(3)	(0.95)%		(1.08	)%(3)
Net loss excluding line of credit related expenses(2)	(0.74	)%(3)	(0.95)%		(1.08	)%(3)

Gross Expenses(2)(4)	0.75	%(3)	0.95%		1.18	%(3)
Expense Waiver	0.00	%(3)	0.00%		(0.10	)%(3)
Net Expenses(5)	0.75	%(3)	0.95	%(6)	1.08	%(3)(6)
Total Expenses excluding line of credit related expenses(2)	0.74	%(3)	0.95	%(6)	1.08	%(3)(6)

Portfolio Turnover Rate	0.00	%(7)	0.00%		0.00	%(7)
Total Return(8)	6.34	%(7)	34.46%		(2.40	)%(7)

Line of Credit:
Aggregate principal amount, end of period (000s)	$0		N/A		N/A
Average borrowings outstanding during the period (000s)	$5,000		N/A		N/A
Asset coverage, end of period per $1,000(9)	$0		N/A		N/A

*	Commencement of offering of Class I units.
(1)	Selected data is for a single unit outstanding throughout the period.
(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.
(3)	Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.
(4)	Represents the ratio of expenses to average net assets absent fee waivers.
(5)	Included are other expenses of 0.19% for the period ended October 31, 2021, 0.40% for the year ended April 30, 2021 and 0.55% for the period ended April 30, 2020, respectively.
(6)

After repayment of expenses previously waived by the Adviser. Had the Fund not made such repayment, the annualized ratios of net expenses to average daily net assets would have been 0.82% for the year ended April 30, 2021 and 0.99% for the period ended April 30, 2020.

(7)	Not annualized.
(8)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(9)

Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited)
October 31, 2021

1. ORGANIZATION

CPG Focused Access Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on June 4, 2018. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on November 1, 2018. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek attractive, long-term, risk-adjusted returns. The Fund seeks to achieve its investment objective principally by allocating the Fund’s assets among a concentrated, select group of third-party alternative asset managers and the unregistered investment vehicles they operate (the “Investment Funds”) that are represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund, except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to be responsible for the day-to-day management of the Fund.

The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s organizational documents.

The Fund currently offers four classes of units of limited liability company interest (“Units”), Class F1 Units, Class F2 Units, Class A Units and Class I Units, which differ in their respective sales load (the “Placement Fee”) and Distribution and Servicing Fees (as defined below). Class F1 Units and Class F2 Units were available for purchase as of November 1, 2018, and Class A Units and Class I Units were available for purchase as of July 1, 2019. Each class of Units may be purchased as of the first business day of each calendar month based upon its respective then-current net asset value (“NAV”) per Unit, except that Class F1 and Class F2 are closed to new investors as investor subscriptions have surpassed $100 million, and will be offered only to existing Class F1 and Class F2 Investors, as applicable. Class A and Class F1 investors may be charged a Placement Fee up to a maximum of 3.0% on the amount they invest in the Fund. No placement fee will be charged on purchases of Class I Units and Class F2 Units.

On October 21, 2021, Central Park Group, LLC, the parent company of the Adviser, entered into a purchase agreement with Macquarie Management Holdings, Inc. (“Macquarie”) pursuant to which Macquarie has agreed to acquire Central Park Group, subject to the satisfaction or appropriate waiver of certain customary closing conditions (the “Transaction”). If the Transaction is consummated, Central Park Group would become a wholly-owned subsidiary of Macquarie, which is an indirect wholly-owned subsidiary of Macquarie Group Limited, a publicly-listed (ASX: MQG) global financial services group organized under the laws of Australia.

It is anticipated that the Fund will continue to be managed by the same investment personnel who currently are employed by the Adviser following the Transaction.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to distribute sufficient income and gains each year so as to not be subject to U.S. Federal excise tax on certain undistributed amounts. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax year end of September 30 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ending April 30, 2022, but after the Tax Year ended September 30, 2021, will be reflected in the financial statement footnotes for the fiscal year ending April 30, 2022. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2021, the Fund did not incur any interest or penalties.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The 2020 Tax Year remains subject to examination by the U.S. taxing authorities. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2021, the Fund did not incur any interest or penalties.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Due from broker: Due from broker includes cash balances held with the broker and receivables from certain Investment Funds annual distributions. There are no restrictions on the due from broker held by the Fund. At October 31, 2021, due from broker totaled $4.

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the prorata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividend income is recorded on the ex-date and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Fund. It is estimated that distributions will occur over the life of the Investment Funds.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

Dividends and Distributions to Investors: Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are declared and distributed annually. The Fund records dividends and distributions to its investors on ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/ tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per Unit of the Fund.

Multiple Classes of Units: All investors bear the common expenses of the Fund. Dividends are declared separately for each class. Income, non-class specific expenses and realized and unrealized gains and losses are allocated monthly to each class of Units based on the value of total Units outstanding of each class, without distinction between Unit classes. Expenses attributable to a particular class of Units, such as Distribution and Servicing Fees, are allocated directly to that class. The expense reimbursement is prorated by the number of months since the respective class commenced operations.

3. PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including Management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

The NAV of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below and as may be determined, from time to time, pursuant to policies established by the Board. The Fund’s investments are subject to the terms and conditions of the respective

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

3. PORTFOLIO VALUATION (Continued)

operating agreements and offering memoranda as appropriate. The Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain conditions are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Fund held Investment Funds with a fair value of $942,211,134, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of October 31, 2021, as investments in Investment Funds valued at net asset value, as a “practical expedient”, that are not required to be included in the fair value hierarchy.

The following is a summary of certain investment strategies employed by the Investment Funds as of October 31, 2021. They are summaries only and do not purport to be complete. Not all Investment Funds employ these strategies and some may use other investment strategies other than those described below.

Equity Hedged. Equity hedged, or equity long/short, strategies involve taking simultaneous long and short positions in different equity securities in an attempt to profit from directional movements in the securities. Investment Fund managers that employ these strategies need not create portfolios that emphasize purchases of either long or short securities—rather, Investment Fund managers will manage market exposure by shifting the allocation between long and short investments over time depending on stock selection opportunities and the Investment Fund manager’s analysis of and outlook for the equity markets. Investment Fund managers often focus on a particular geographic region, industry sector, market capitalization or investment style to achieve their goal of generating long-term capital appreciation through individual stock selection. Investment Fund managers may invest in the securities of companies without regard to market capitalization.

Relative Value Strategies. Relative value strategies include a range of different investment strategies that involve the simultaneous purchase and sale of related securities or instruments to exploit pricing differentials and other opportunities in various asset classes, geographies and time horizons. Generally, relative value Investment Fund managers buy a position in one instrument and sell an equivalent amount of another instrument with the expectation that the prices of the

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

3. PORTFOLIO VALUATION (Continued)

two instruments not only are historically related, but also that they have deviated from their historical trading patterns. The Investment Funds may use the following relative values strategies: equity market neutral statistical arbitrage, fixed income arbitrage, convertible arbitrage, relative value credit and mortgage and asset-backed securities.

Event-Driven Strategies. Event-driven strategies involve investments in companies engaged in business combinations, corporate reorganizations or structural transformations. Investment Fund managers that employ these strategies seek to capture the spread between current market prices and the value of financial instruments upon the successful completion of company- or transaction-specific events that alter a company’s financial structure or operating strategy, such as mergers, acquisitions, takeovers, spin-offs, leveraged buyouts, exchange or tender offers, restructurings, reorganizations, recapitalizations, share buybacks, bankruptcies and liquidations.

Activist Strategies: Investment Fund managers also may take an “activist” approach to such strategies, either hostile or friendly in nature, and seek to create a catalyst for or influence the outcome of an event. Activist strategies seek to accumulate concentrated positions in order to exert influence on underlying company management with the objective of increasing shareholder value. Activist strategies are broadly defined as either operational or financial, depending on the intention and expertise of the Investment Fund manager.

Trading Strategies. Trading strategies generally are more top-down in nature and are often driven by views derived from monetary policy, fiscal dynamics and macroeconomic research. These strategies typically utilize financial instruments, such as foreign exchange, equities, interest rates, sovereign debt, currencies and commodities to express an Investment Fund manager’s view. Successfully implementing these strategies generally requires well-developed risk management procedures, as Investment Fund managers often employ significant leverage and derivative strategies. In executing different approaches and attempting to identify opportunities that may exist within the markets, Investment Fund managers may use either fundamental or quantitative models or a combination of both. Investment Fund managers may trade in diversified markets or focus on one market sector.

Systematic Trading: Investment Fund managers that employ this strategy generally trade listed financial and commodity futures and interbank currency markets around the world. Systematic Investment Fund managers tend to utilize sophisticated, computer-driven, mathematical models and trading systems to analyze price and market data to identify trading opportunities and trends across a broad range of financial and commodity markets. These trading models and systems may be focused on technical or fundamental factors, or a combination of factors.

4. RELATED PARTY TRANSACTIONS AND OTHER

As of October 31, 2021, the Fund had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly advisory fee (the “Management Fee”) at the annual rate of 0.55% of the Fund’s net asset value. “Net asset value” means the total value of all assets of the Fund as of the end of the month, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date and before any reduction for any fees and expenses of the Fund. The Management Fee will be prorated for any period of less than a month based on the number of days in such period. During the period ended October 31, 2021, the Adviser earned $2,281,031 of Management Fees which is included in the Statement of Operations, of which $839,313 was payable by the Fund as of October 31, 2021 and is included in Payable to Adviser in the Statement of Assets and Liabilities.

The Adviser entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for a one-year term beginning on the November 1, 2018 and ending on the one year anniversary thereof to limit the amount of “Specified Expenses” (as defined below) borne by the Fund to an amount not to exceed 0.55% per annum of the Fund’s net assets (the “Expense Cap”). Specified Expenses were all expenses incurred by the Fund, except for: (i) the Management Fee; (ii) fees, expenses or allocations of, and any similar charge or cost associated with, the Investment Funds, (iii) brokerage costs, (iv) interest payments, (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) taxes; (vii) extraordinary expenses (as determined in the sole discretion of the Adviser); and (viii) any authorized

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

4. RELATED PARTY TRANSACTIONS AND OTHER (Continued)

distribution or servicing fee paid with respect to certain classes of Units, including any fees under the Fund’s Rule 12b-1 plan. To the extent that Specified Expenses for a month exceeded the Expense Cap, the Adviser reimbursed the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the term of the Expense Limitation and Reimbursement Agreement, provided that the Specified Expenses have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap. In addition, to the extent the Fund’s organizational expenses and expenses relating to the offering and sale of Units exceeded $1 million, the excess amount over $1 million would be borne by the Adviser. The Adviser has recouped all recoverable expenses.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s net asset value; fees for data, technology and software providers; research expenses; costs of insurance; registration expenses; certain offering costs associated with the Fund’s continuing offering of Units (any offering costs that are primarily intended to result in the sale of Units may only be paid through the Fund’s Rule 12b-1 plan); expenses of meetings of investors; directors’ and officer fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All Independent Directors are reimbursed for their reasonable out-of-pocket expenses. The total amount expensed by the Fund related to Independent Directors for the period ended October 31, 2021 was $42,000 which is included in Directors’ and Officer fees in the Statement of Operations, of which $24,035 was included in Prepaid Directors’ and Officer fees in the Statement of Assets and Liabilities as of October 31, 2021.

During the period ended October 31, 2021, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $25,381 which is included in Directors’ and Officer fees in the Statement of Operations, all of which was payable as of October 31, 2021 and is included in Prepaid Directors’ and Officer fees in the Statement of Assets and Liabilities.

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Foreside Fund Services, LLC.

5. ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE

UMB Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended October 31, 2021, the total administration fees were $255,441 which is included as Accounting and administration fees in the Statement of Operations, of which $48,783 was payable and is included as Accounting and administration fees payable in the Statement of Assets and Liabilities as of October 31, 2021.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Fund.

Foreside Fund Services, LLC (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to pay sub-placement agents for the provision of distribution services within the meaning of Rule 12b-1 under the 1940 Act and for non-12b-1 services to investors holding Class A Units and Class F1 Units. The Fund pays the Placement Agent a monthly fee out of the net assets of Class A

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

5. ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE (Continued)

Units and Class F1 Units (the “Distribution and Servicing Fee”) at the annual rate of 0.75% and 0.70% of the NAV of Class A Units and Class F1 Units, respectively, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Units or Class F1 Units). The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Units or Class F1 Units are subject to the Distribution and Servicing Fee as long as they hold their Class A Units or Class F1 Units, respectively. Payment of the Distribution and Servicing Fee is governed by the Fund’s 12b-1 Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Units and Class F1 Units in compliance with Rule 12b-1 under the 1940 Act. Class I Units and Class F2 Units are not subject to a Distribution and Servicing Fee. For the period ended October 31, 2021, the total Distribution and Servicing Fee was $1,683,087 and $419,242, respectively, for Class A and Class FI units, of which $777,918 was payable as of October 31, 2021 and is included in Distribution and Servicing fees payable on the Statement of Assets and Liabilities.

6. INVESTMENTS

For the period ended October 31, 2021, total purchases of investments amounted to $219,908,774. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of October 31, 2021.

7. REPURCHASE OF UNITS

Investors do not have the right to require the Fund to redeem their Units. To provide a limited degree of liquidity to investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that, generally, it will recommend to the Board that the Fund offer to repurchase Units from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to 5% to 25% of the net assets of the Fund. Each repurchase offer will generally commence approximately 95 days prior to the applicable repurchase date.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an investor at any time prior to the day immediately preceding the first anniversary of the investor’s purchase of such Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining investors.

8. INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Adviser expects the risk of loss to be remote.

9. LINE OF CREDIT

The Fund may borrow money to fund new investments pending receipt of redemption proceeds from existing Investment Funds, to satisfy repurchase requests from Investors and to otherwise provide the Fund with liquidity. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time indebtedness occurs. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

9. LINE OF CREDIT (Continued)

On May 24, 2021, the Fund entered into a $10,000,000 revolving credit facility with Signature Bank, which will expire on May 24, 2022, subject to the restrictions and terms of the credit facility (“Line of Credit”). As of October 31, 2021, the Fund does not have an balance outstanding on this Line of Credit and the maximum borrowing outstanding during the period was $5,000,000. For borrowing under this Line of Credit, the Fund is charged 2.00% (per annum) plus LIBOR (London Interbank Offered Rate). The commitment fee on the daily unused loan balance of the line of credit accrues at 0.80% and is included in Line of credit fees on the Statement of Operations. For the period ended October 31, 2021, the average annualized interest rate charged and the average outstanding loan payable, was as follows:

Average Annualized Interest Rate	2.80%
Average Outstanding Loan Payable	$5,000,000

10. IMPACTS OF COVID 19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may continue to impact the Fund’s performance going forward.

11. SUBSEQUENT EVENTS

Subsequent events after October 31, 2021 have been evaluated through the date the Financial Statements were issued. Subscriptions into the Fund for November 1, 2021 and December 1, 2021 equaled $16,105,450, $374,000, $200,000 and $4,232,524 for Class A Units, Class F1 Units, Class F2 Units and Class I Units, and $35,570,268, $1,901,500, $130,000 and $18,095,293 for Class A Units, Class F1 Units, Class F2 Units and Class I Units, respectively.

CPG Focused Access Fund, LLC

Other Information (Unaudited)
October 31, 2021

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT which has replaced Form N-Q. For the Fund, this would be for the fiscal quarters ending July 30 and January 31. The Fund’s previous Form N-Q (prior to the reporting period ended April 30, 2019) and N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Change in Independent Registered Public Accounting Firm

On November 19, 2021, based on the recommendation of the Audit Committee, the Board, including the Independent Directors voting separately, approved the engagement of PricewaterhouseCoopers LLP (“PwC”) to replace Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the current fiscal year ending April 30, 2022, effective upon receipt of a satisfactory independence letter from PwC, which was received on December 20, 2021. Based principally on representations from PwC, the Fund does not know of any direct financial or material indirect financial interest of PwC in the Fund.

The Board’s decision does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of EY. Rather, the Board’s decision was recommended by the Audit Committee in light of the existence of certain business relationships with, and the provision of certain services to, Macquarie and its affiliates that would be considered independence impairing to the Fund under the independence rules of the SEC and the Public Company Accounting Oversight Board. In the event that the Transaction is consummated, EY could not continue to serve as the Fund’s independent registered public accounting firm commencing upon the closing of the Transaction. As a result, EY was replaced as the Fund’s independent registered public accounting firm on December 20, 2021, the effective date of the engagement of PwC.

EY served as the Fund’s independent registered public accounting firm for the fiscal years ended April 30, 2020 and April 30, 2021. EY’s audit report on the Fund’s financial statements as of and for those fiscal years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended April 30, 2020 and April 30, 2021 and through December 20, 2021 (the “Covered Period”): (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements if not resolved to the satisfaction of EY would have caused it to make reference to the subject matter of the disagreements in connection with its audit reports for the Covered Period, and (ii) there were no “reportable events” (as that term is described in Item 304(a)(1)(v) of Regulation S-K promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).

The Fund provided EY with a copy of the foregoing disclosures, and requested that EY furnish them with a letter addressed to the SEC stating whether or not it agrees with the disclosures. A copy of EY’s letter, stating that it agrees with the disclosures, will be filed with the SEC as an exhibit to the Fund’s Form N-CSRS for the six-month period ended October 31, 2021.

CPG Focused Access Fund, LLC

Other Information (Unaudited) (Continued)
October 31, 2021

During the Covered Period, neither the Fund nor any person on its behalf consulted with PwC regarding: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) any matter that was the subject of a “disagreement” or “reportable events” (as those terms are described in Items 304(a)(1)(iv) and the related instruction or 304(a)(1)(v), respectively, of Regulation S-K promulgated under the Exchange Act).

Approval of Investment Advisory Agreement

The Directors, including the Independent Directors, evaluated the Advisory Agreement of the Fund at a meeting on September 21, 2021. The Independent Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Directors reviewed materials furnished by the Adviser and discussed with the Adviser information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables prepared by the Adviser indicating comparative fee information, and comparative performance information as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund. In particular, the Board considered the following:

(i)

The nature, extent and quality of services provided by the Adviser: The Directors reviewed the services that the Adviser provides to the Fund, including generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Directors also discussed the amount of time the Adviser dedicated to the Fund and the type of transactions that are executed on behalf of the Fund. The Directors also considered the Adviser’s investment philosophy and investment process with respect to, and the investment outlook for, the Fund. In addition, the Board considered the education, background and experience of the Adviser’s advisory and other personnel that provide services to the Fund. The Board then considered the administrative services provided by the Adviser and its affiliates to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser’s employment of skilled investment professionals, research analysts and administrative, legal and compliance staff members to seek to ensure that a high level of quality in investment, compliance and administrative services continued to be provided to the Fund. Accordingly, the Directors concluded that the quality and scope of services offered by the Adviser to the Fund was appropriate and supported approval of the Advisory Agreement.

(ii)

Investment performance of the Fund and the Adviser: The Directors reviewed the Fund’s performance and compared that performance to the performance of its comparative indices and to the performance of other investment companies presented by the Adviser with similar strategies and objectives to those of the Fund and that are managed by a third party investment adviser (the “Comparable Funds”), noting that in the first half of 2021, the Fund outperformed the two Comparable Funds, and that, since its November 2018 inception, the Fund has underperformed its market benchmarks (due, in part, to the fact that such benchmarks are unhedged) and its equity hedge benchmark, but outperformed the Comparable Funds. It was noted that the Fund is a bespoke offering and that the investment universe is limited to the Morgan Stanley Smith Barney LLC platform.

(iii)

Cost of the services provided and profits to be realized by the Adviser from the relationship with the Fund: The Directors then considered the profitability of the Adviser, and concluded that the profits to be realized by the Adviser under the Advisory Agreement were within a range the Directors considered not so disproportionately large as to bear no reasonable relationship to the services rendered.

(iv)

The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Directors discussed the Adviser’s belief that, at the current level of assets under management of the Fund, it has not experienced material unshared economies of scale, and that the Adviser does not expect any economies of scale in the near term.

CPG Focused Access Fund, LLC

Other Information (Unaudited) (Continued)
October 31, 2021

(v)

Comparison of fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: The Board reviewed the fees paid by the Fund and compared the fees to those being charged to the appropriate Comparable Funds, as well as to the fees the Adviser charged to manage other similar funds.

The Directors determined that the fees paid under the Fund’s Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the fees were appropriate under the circumstances and in light of the factors and the totality of the services provided. The Directors concluded that approval of the Advisory Agreement was in the best interests of the Fund.

(b)	Not applicable

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Gregory S. Roland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees.  Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee.  The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Code of ethics – Not applicable to semi-annual reports

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG FOCUSED ACCESS FUND, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	January 7, 2022

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	January 7, 2022

*	Print the name and title of each signing officer under his or her signature.